Consolidated Statements of Stockholders Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Subscription Interest [Member]	Statutory Reserve Production Safety Reserve [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 18,848	$ 650,000		$ 8,294,392				$ (14,215,718)		$ (5,252,478)
Beginning balance, shares at Dec. 31, 2019	18,847,691	6,500
Shares issued for debt conversion	$ 393			204,836						205,229
Shares issued for debt conversion, shares	393,380
Shares issued for cash	$ 1,094			1,131,749						1,132,843
Shares issued for cash, shares	1,094,057
Preferred conversions	$ 125	$ (200,000)		199,875
Preferred conversions, shares	125,000	(2,000)
Commitment fee shares	$ 69		25,000	50,350						75,419
Commitment fee shares, shares	69,113
Common share subscriptions			36,179							36,179
Net Loss								(3,435,764)		(3,435,764)
Ending balance, value at Dec. 31, 2020	$ 20,529	$ 450,000	61,179	9,881,202				(17,651,482)		$ (7,238,572)
Ending balance, shares at Dec. 31, 2020	20,529,241	4,500
Shares issued for debt conversion, shares										12,071,756
Shares issued for cash	$ 1,106		(36,179)	3,119,112						$ 3,084,039
Shares issued for cash, shares	1,106,233									245,844
Net Loss								297,551	(19,059)	$ 278,492
Shares issued for warrant conversion	$ 59			(59)						(0)
Shares issued for warrant conversion, shares	58,633
Shares issued for acccrued dividend	$ 109			347,430						347,539
Shares issued for acccrued dividend, shares	108,606
Conversion of Preferred Series D	$ 166	$ (450,000)		449,834
Conversion of Preferred Series D, shares	165,625	(4,500)
Inducement Shares	$ 60		(25,000)	79,206						54,266
Inducement Shares, shares	59,811
Shares issued for correction	$ 28			(28)						(0)
Shares issued for correction, shares	27,516
Shares for Conversion	$ 625			74,848						75,473
Shares for Conversion, shares	625,000
Shares issued for Reg A offering	$ 417			499,583						500,000
Shares issued for Reg A offering, shares	416,667
Shares issued for S1	$ 246			390,105						390,351
Shares issued for S1, shares	246,052
Shares issued for Reg A	$ 246			786,454						786,700
Shares issued for Reg A, shares	245,844
Starting balance CETY HK				70,000				(70,000)
Starting balance CETY HK
Ending balance, value at Dec. 31, 2021	$ 23,589			15,697,688				(17,423,931)	(19,059)	(1,721,712)
Ending balance, shares at Dec. 31, 2021	23,589,229
Net Loss								(112,589)		(112,589)
Shares issued for Reg A offering	$ 376			1,202,424						1,202,800
Shares issued for Reg A offering, shares	375,875
Shares issued for S1	$ 79			137,831						137,910
Shares issued for S1, shares	78,897
Subscription Receivable					(18,800)					(18,800)
Accumulated Comprehensive							4,562			4,562
Ending balance, value at Mar. 31, 2022	$ 24,044			17,037,943	(18,800)		4,562	(17,536,520)	(19,059)	(507,831)
Ending balance, shares at Mar. 31, 2022	24,044,000
Beginning balance, value at Dec. 31, 2021	$ 23,589			15,697,688				(17,423,931)	(19,059)	(1,721,712)
Beginning balance, shares at Dec. 31, 2021	23,589,229
Net Loss										(1,322,861)
Ending balance, value at Sep. 30, 2022	$ 37,074			19,136,170			(243,136)	(18,763,939)		166,173
Ending balance, shares at Sep. 30, 2022	37,074,432
Beginning balance, value at Mar. 31, 2022	$ 24,044			17,037,943	(18,800)		4,562	(17,536,520)	(19,059)	(507,831)
Beginning balance, shares at Mar. 31, 2022	24,044,000
Net Loss								(346,943)		(346,943)
Shares issued for Reg A offering
Shares issued for S1	$ 123			153,112						153,235
Shares issued for S1, shares	122,898
Subscription Receivable
Accumulated Comprehensive							(113,666)			(113,666)
Warrants issued Mast Hill fund				168,296						168,296
Statutory Reserve - Production Safety Reserve
Ending balance, value at Jun. 30, 2022	$ 24,167			17,359,351	(18,800)		(109,104)	(17,883,464)	(19,059)	$ (646,909)
Ending balance, shares at Jun. 30, 2022	24,166,899
Shares issued for debt conversion, shares										2,100,402
Net Loss								(880,474)	19,060	$ (861,415)
Subscription Receivable					18,800					18,800
Accumulated Comprehensive							(134,031)			(134,031)
Statutory Reserve - Production Safety Reserve
Shares issued MGW Note Conversion	$ 12,908			1,535,996						1,548,904
Shares issued MGW Note Conversion, shares	12,907,534
Warrants issued Q3 Bridge Financing				240,824						240,824
Ending balance, value at Sep. 30, 2022	$ 37,074			$ 19,136,170			$ (243,136)	$ (18,763,939)		$ 166,173
Ending balance, shares at Sep. 30, 2022	37,074,432